Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	8,776,330	8,316,843	17,269,396